UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.5%
Alabama State Docks Department,
Refunding RB, 6.00%, 10/01/40	$ 710	$ 687,152
County of Jefferson Alabama, RB,
Series A:
5.25%, 1/01/17	1,000	913,780
5.25%, 1/01/20	500	440,415
4.75%, 1/01/25	260	213,861
		2,255,208
Arizona — 4.9%
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A:
6.63%, 7/01/20	140	106,439
6.75%, 7/01/29	300	196,713
Phoenix IDA Arizona, Refunding RB,
America West Airlines Inc. Project,
AMT, 6.30%, 4/01/23	1,000	823,740
Pima County IDA, IDRB, Tucson Electric
Power, Series A, 6.38%, 9/01/29	780	780,780
Pima County IDA, RB, Tucson Electric
Power Co., Series A, 5.25%,
10/01/40	1,390	1,195,497
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	290	285,746
Queen Creek Improvement District No.
1, Special Assessment Bonds, 5.00%,
1/01/32	500	447,605
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	634,755
5.00%, 12/01/37	3,180	2,596,374
University Medical Center Corp. Arizona,
RB, 6.25%, 7/01/29	180	183,109
		7,250,758
Arkansas — 0.8%
Benton County Public Facilities Board,
Refunding RB, BCCSO Project,
Series A, 6.00%, 6/01/40	750	718,133
County of Little River Arkansas,
Refunding RB, Georgia-Pacific Corp.
Project, AMT, 5.60%, 10/01/26	555	504,650
		1,222,783

	Par
Municipal Bonds	(000)	Value
California — 7.5%
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/39	$ 265	$ 264,255
St. Joseph Health System, Series A,
5.75%, 7/01/39	1,000	940,240
Sutter Health, Series B, 6.00%,
8/15/42	1,000	990,150
California Pollution Control Financing
Authority, RB, Waste Management Inc.
Project, Series C, AMT, 5.13%,
11/01/23 (a)	750	742,088
California Pollution Control Financing
Authority, Refunding RB, Waste
Management Inc. Project, Series B,
AMT, 5.00%, 7/01/27	1,000	918,420
California Statewide Communities
Development Authority, RB:
John Muir Health, 5.13%, 7/01/39	425	378,335
Sutter Health, Series A, 6.00%,
8/15/42	400	396,060
California Statewide Communities
Development Authority, Refunding RB:
American Baptist Homes of the
West, 6.25%, 10/01/39	575	534,727
Senior Living, Southern California,
6.63%, 11/15/24	650	674,323
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	500	514,475
City of Roseville California, Special Tax
Bonds, Fiddyment Ranch Community
Facilities District No. 1, 5.25%,
9/01/36	465	359,008
City of San Jose California, RB,
Convention Center Expansion &
Renovation Project (b):
6.50%, 5/01/36	310	304,711
6.50%, 5/01/42	760	740,179
Lammersville School District Community
Facilities District, Special Tax Bonds,
District No. 2002, Mountain House,
5.13%, 9/01/35	325	246,760

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	ACA Financial Guaranty Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	HDA	Housing Development Authority
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
CAB	Capital Appreciation Bonds	MRB	Mortgage Revenue Bonds
EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
EDC	Economic Development Corp.	RB	Revenue Bonds
ERB	Education Revenue Bonds	SAN	State Aid Notes
FGIC	Financial Guaranty Insurance Co.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 1

BlackRock High Yield Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Oakland Unified School District Alameda
County California, GO, Election of
2006, Series A, 6.13%, 8/01/29	$ 1,000	$ 1,015,860
Roseville Finance Authority, Special Tax
Bonds, Refunding, Senior Lien,
Series A (AMBAC), 4.50%, 9/01/33	725	492,398
State of California, GO, Various Purpose,
6.00%, 3/01/33	1,400	1,454,740
Temecula Public Financing Authority,
Special Tax Bonds, Refunding,
Harveston, Sub-Series B, 5.10%,
9/01/36	180	134,179
		11,100,908
Colorado — 1.1%
Colorado Health Facilities Authority,
Refunding RB, Total Longterm Care
National Obligated Group Project,
Series A, 6.00%, 11/15/30	590	547,036
E-470 Public Highway Authority,
Refunding RB, CAB, 7.08%,
9/01/35 (c)	1,305	196,337
Regional Transportation District, RB,
Denver Transport Partners, 6.00%,
1/15/41	1,000	900,620
		1,643,993
Connecticut — 0.8%
Harbor Point Infrastructure
Improvement District, Tax Allocation
Bonds, Harbor Point Project, Series A,
7.88%, 4/01/39	635	650,507
Mohegan Tribe of Indians of
Connecticut, RB, Public Improvement,
Priority Distribution, 6.25%, 1/01/31	605	460,211
		1,110,718
Delaware — 0.8%
Delaware State EDA, RB, Exempt
Facilities, Indian River Power, 5.38%,
10/01/45	1,480	1,247,448
District of Columbia — 3.2%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed, 6.50%, 5/15/33	1,510	1,470,181
District of Columbia, RB, Methodist
Home District of Columbia, Series A:
7.38%, 1/01/30	310	302,132
7.50%, 1/01/39	500	485,185
Metropolitan Washington Airports
Authority, RB:
CAB, 2nd Senior Lien, Series B
(AGC), 6.55%, 10/01/30 (c)	3,005	835,991
First Senior Lien, Series A, 5.00%,
10/01/39	85	78,460
First Senior Lien, Series A, 5.25%,
10/01/44	1,610	1,493,211
		4,665,160

	Par
Municipal Bonds	(000)	Value
Florida — 8.1%
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41 $	315	$ 291,728
Florida Housing Finance Corp., HRB,
Willow Lake Apartments, Series J-1,
AMT (AMBAC), 5.35%, 7/01/27	2,650	2,286,950
Highland Meadows Community
Development District, Special
Assessment Bonds, Special
Assessment, Series A, 5.50%,
5/01/36 (d)(e)	490	186,842
Hillsborough County IDA, RB:
National Gypsum Co., Series B,
AMT, 7.13%, 4/01/30	1,250	1,115,688
Tampa General Hospital Project,
5.25%, 10/01/41	1,000	837,320
Jacksonville Economic Development
Commission, RB, Gerdau Ameristeel
US Inc., AMT, 5.30%, 5/01/37	300	249,171
Lee County IDA Florida, RB, Series A,
Lee Charter Foundation, 5.38%,
6/15/37	570	425,659
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	1,450	1,431,933
Palm Beach County Health Facilities
Authority, RB, Acts Retirement Life
Community, 5.50%, 11/15/33	1,500	1,315,380
Santa Rosa Bay Bridge Authority, RB,
6.25%, 7/01/28 (d)(e)	500	199,725
Sarasota County Health Facilities
Authority, Refunding RB, Village On
The Isle Project:
5.50%, 1/01/27	210	181,461
5.50%, 1/01/32	190	157,586
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	815	612,089
Tolomato Community Development
District, Special Assessment Bonds,
Special Assessment, 6.65%,
5/01/40 (d)(e)	700	465,675
Village Community Development District
No. 9, Special Assessment Bonds,
7.00%, 5/01/41	1,770	1,787,682
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	650	316,797
		11,861,686
Georgia — 2.0%
Clayton County Development Authority,
RB, Delta Air Lines Inc. Project,
Series A, 8.75%, 6/01/29	635	696,716
County of Clayton Georgia, Tax
Allocation Bonds, Ellenwood Project,
7.50%, 7/01/33	465	418,360
DeKalb County Hospital Authority
Georgia, RB, DeKalb Medical Center
Inc. Project, 6.13%, 9/01/40	1,240	1,138,444
Gainesville & Hall County Development
Authority, Refunding RB, Acts
Retirement Life Community,
Series A-2, 6.63%, 11/15/39	220	220,480

2 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock High Yield Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Richmond County Development
Authority, RB, International Paper Co.
Projects, Series A, AMT, 5.00%,
8/01/30	$ 500	$ 440,025
		2,914,025
Guam — 1.0%
Guam Government Waterworks
Authority, Refunding RB, Water,
6.00%, 7/01/25	735	708,827
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	99,859
6.75%, 11/15/29	150	151,348
7.00%, 11/15/39	160	164,035
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	440	416,390
		1,540,459
Idaho — 0.2%
Power County Industrial Development
Corp., RB, FMC Corp. Project, AMT,
6.45%, 8/01/32	265	265,466
Illinois — 4.0%
City of Chicago Illinois, Refunding RB,
American Airlines Inc. Project, 5.50%,
12/01/30	1,000	716,340
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC,
Sub-Series A, 5.13%,
6/01/35 (d)(e)	90	49,358
Roosevelt University Project, 6.50%,
4/01/44	830	817,799
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.50%, 11/01/39	1,400	1,343,524
Friendship Village of Schaumburg,
7.13%, 2/15/39	1,000	917,790
Swedish Covenant, Series A, 6.00%,
8/15/38	1,000	936,340
Metropolitan Pier & Exposition Authority,
Refunding RB, CAB, McCormick Place
Expansion Project, Series B (AGM),
6.25%, 6/15/44 (c)	3,455	359,735
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	355	341,868
6.00%, 6/01/28	390	376,997
		5,859,751
Indiana — 0.6%
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc.:
5.38%, 9/15/22	185	167,945
5.50%, 9/15/31	525	422,079
Vigo County Hospital Authority Indiana,
RB, Union Hospital Inc. (f):
5.70%, 9/01/37	155	117,371
5.75%, 9/01/42	190	141,434
		848,829

	Par
Municipal Bonds	(000)	Value
Iowa — 0.3%
Iowa Finance Authority, Refunding RB,
Development, Care Initiatives Project,
Series A, 5.00%, 7/01/19	$ 500	$ 434,375
Kansas — 1.2%
Kansas Development Finance Authority,
Refunding RB, Lifespace Communities
Inc., Series S, 5.00%, 5/15/30	2,000	1,788,800
Kentucky — 0.7%
Kentucky Economic Development
Finance Authority, Refunding RB:
Norton Healthcare Inc., Series B
(NPFGC), 5.90%, 10/01/24 (c)	250	107,603
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,050	982,275
		1,089,878
Louisiana — 0.7%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%,
11/01/32	1,000	1,018,490
Maryland — 4.2%
County of Howard Maryland, Refunding
RB, Vantage House Facility, Series A,
5.25%, 4/01/33	500	351,600
Gaithersburg Maryland, Refunding RB,
Asbury Maryland Obligation, Series B,
6.00%, 1/01/23	750	751,942
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	1,500	1,389,405
Transportation Facilities Project,
Series A, 5.75%, 6/01/35	265	244,603
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	1,415	1,316,940
Maryland Health & Higher Educational
Facilities Authority, RB, Washington
Christian Academy, 5.25%,
7/01/18 (d)(e)	250	99,938
Maryland Health & Higher Educational
Facilities Authority, Refunding RB:
Doctor's Community Hospital,
5.75%, 7/01/38	890	717,954
University of Maryland Medical
System, 5.00%, 7/01/34	280	250,592
Maryland State Energy Financing
Administration, RB, Cogeneration, AES
Warrior Run, AMT, 7.40%, 9/01/19	1,000	997,750
		6,120,724
Massachusetts — 1.1%
Massachusetts Development Finance
Agency, RB, Series A:
Foxborough Regional Charter
School, 7.00%, 7/01/42	350	346,006
Linden Ponds Inc. Facility, 5.75%,
11/15/35 (d)(e)	500	285,000

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 3

BlackRock High Yield Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Development Finance
Agency, Refunding RB:
Eastern Nazarene College, 5.63%,
4/01/29	$ 500	$ 417,275
Tufts Medical Center, Series I,
6.75%, 1/01/36 (b)	510	508,103
		1,556,384
Michigan — 2.9%
Advanced Technology Academy, RB,
6.00%, 11/01/37	275	223,462
County of Wayne Michigan, GO, Building
Improvement, Series A, 6.75%,
11/01/39	165	164,159
Garden City Hospital Finance Authority
Michigan, Refunding RB, Garden City
Hospital Obligation, Series A, 5.00%,
8/15/38	310	192,042
Michigan Finance Authority, RB, SAN,
Detroit Schools, Series A-1, 6.45%,
2/02/12	1,150	1,155,543
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.75%, 11/15/39	1,710	1,568,976
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	915	1,032,056
		4,336,238
Missouri — 0.7%
City of Kansas City Missouri, Tax
Allocation Bonds, Kansas City
MainCor Project, Series A, 5.25%,
3/01/18	600	565,722
Kirkwood IDA Missouri, RB, Aberdeen
Heights, Series A, 8.25%, 5/15/39	435	436,866
		1,002,588
Multi-State — 0.2%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (f)(g)	274	255,186
Nevada — 0.0%
County of Clark Nevada, RB, Southwest
Gas Corp. Project, Series A, AMT
(FGIC), 4.75%, 9/01/36	20	16,098
New Hampshire — 0.6%
New Hampshire Health & Education
Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%,
8/01/38	435	450,817
Havenwood-Heritage Heights,
Series A, 5.40%, 1/01/30	500	417,570
		868,387
New Jersey — 3.3%
Burlington County Bridge Commission,
Refunding RB, The Evergreens
Project, 5.63%, 1/01/38	750	591,068
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	650	594,516
Continental Airlines Inc. Project,
AMT, 6.63%, 9/15/12	1,380	1,391,219

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project,
AMT, 6.40%, 9/15/23	$ 1,000	$ 944,920
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
7.13%, 12/01/23	580	648,312
New Jersey Health Care Facilities
Financing Authority, RB, Pascack
Valley Hospital Association, 6.63%,
7/01/36 (d)(e)	650	7
New Jersey Health Care Facilities
Financing Authority, Refunding RB, St.
Joseph's Healthcare System, 6.63%,
7/01/38	725	697,116
		4,867,158
New Mexico — 0.3%
City of Farmington New Mexico,
Refunding RB, Arizona Public Service,
Series A, 4.70%, 5/01/24	500	465,975
New York — 8.4%
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	1,315	1,289,279
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	1,115	1,031,029
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/32	500	373,545
Hudson Yards Infrastructure Corp., RB,
Series A, 5.00%, 2/15/47	1,000	816,360
New York City Industrial Development
Agency, RB, AMT:
American Airlines Inc., JFK
International Airport, 8.00%,
8/01/28 (a)	235	240,795
JetBlue Airways Corp. Project,
5.13%, 5/15/30	1,750	1,396,868
New York City Municipal Water Finance
Authority, RB, Second General
Resolution, Series EE, 5.50%,
6/15/43	3,790	3,892,936
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	375	371,610
New York State Dormitory Authority, RB,
NYU Hospital Center, Series A, 6.00%,
7/01/40	715	704,261
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal,
6.00%, 12/01/42	430	405,073
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	1,500	1,406,925

4 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock High Yield Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	$ 410	$ 411,271
		12,339,952
North Carolina — 1.5%
North Carolina Medical Care
Commission, Refunding RB:
Carolina Village Project, 6.00%,
4/01/38	1,000	817,570
First Mortgage, Galloway Ridge
Project, Series A, 6.00%, 1/01/39	1,520	1,331,505
		2,149,075
Ohio — 1.0%
State of Ohio, RB, Ford Motor Co.
Project, AMT, 5.75%, 4/01/35	1,620	1,452,767
Pennsylvania — 4.4%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	2,140	1,497,315
City of Philadelphia Pennsylvania, RB,
Ninth Series, 5.25%, 8/01/40	1,000	904,620
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	2,335	2,248,138
Lancaster County Hospital Authority, RB,
Brethren Village Project, Series A,
6.50%, 7/01/40	835	759,257
Pennsylvania Economic Development
Financing Authority, RB, US Airways
Group, Series A, 7.50%, 5/01/20	1,100	1,067,946
		6,477,276
Puerto Rico — 2.7%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	1,560	1,490,502
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	1,000	897,530
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	750	774,727
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, First
Sub-Series C, 6.61%, 8/01/38 (c)	5,000	772,600
		3,935,359
Rhode Island — 0.6%
Rhode Island Housing & Mortgage
Finance Corp., RB, Homeownership
Opportunity, Series 53B, AMT, 5.00%,
10/01/46	990	856,192
South Carolina — 0.6%
City of Myrtle Beach South Carolina, Tax
Allocation Bonds, Myrtle Beach Air
Force Base, Series A, 5.25%,
10/01/26	500	335,780

	Par
Municipal Bonds	(000)	Value
South Carolina (concluded)
South Carolina Jobs-EDA, Refunding RB,
First Mortgage, Lutheran Homes,
5.50%, 5/01/28	$ 600	$ 482,976
		818,756
Tennessee — 0.8%
Tennessee Energy Acquisition Corp., RB,
Series A, 5.25%, 9/01/26	1,250	1,156,487
Texas — 11.8%
Bexar County Health Facilities
Development Corp., RB, Army
Retirement Residence Project, 6.20%,
7/01/45	1,320	1,250,198
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	750	217,605
Central Texas Regional Mobility
Authority, RB, CAB (c):
7.48%, 1/01/28	3,000	864,210
7.56%, 1/01/29	500	132,580
7.65%, 1/01/30	1,330	324,307
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%,
7/01/39	120	119,989
Special Facilities, Continental
Airlines, Series E, AMT, 6.75%,
7/01/21	630	616,279
Special Facilities, Continental
Airlines, Series E, AMT, 7.38%,
7/01/22	500	501,775
Dallas-Fort Worth International Airport
Facilities Improvement Corp.,
Refunding RB, American Airlines Inc.
Project, AMT, 5.50%, 11/01/30	1,000	679,010
Danbury Higher Education Authority Inc.,
RB, A.W. Brown Fellowship Charter,
Series A (ACA), 5.00%, 8/15/26	355	403,553
Love Field Airport Modernization Corp.,
RB, Southwest Airlines Co. Project,
5.25%, 11/01/40	1,000	886,020
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	290	299,019
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	1,150	1,160,454
Sabine River Authority Texas, Refunding
RB, TXU Electric Co. Project, Series A,
Mandatory Put Bonds, 5.50%,
5/01/22 (a)	1,270	1,195,388
Tarrant County Cultural Education
Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%,
2/15/38	330	317,991
Senior Living Center Project,
8.25%, 11/15/44	800	763,352
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Northwest Senior Housing,
Edgemere Project, Series A, 6.00%,
11/15/36	1,500	1,311,120

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 5

BlackRock High Yield Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	$ 2,320	$ 2,351,923
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	1,740	1,776,627
Texas State Public Finance Authority,
Refunding, ERB, KIPP Inc., Series A
(ACA):
5.00%, 2/15/28	680	594,674
5.00%, 2/15/36	2,000	1,630,220
		17,396,294
Utah — 0.6%
Utah State Charter School Finance
Authority, RB, Navigator Pointe
Academy, Series A, 5.63%, 7/15/40	1,000	818,010
Vermont — 0.6%
Vermont Economic Development
Authority, Refunding MRB, Wake
Robin Corp. Project, Series A (ACA),
6.30%, 3/01/33	1,000	879,550
Virginia — 3.2%
Albemarle County IDA, Refunding RB,
Westminster-Canterbury, 5.00%,
1/01/31	500	409,970
Chesterfield County EDA, Refunding RB,
Virginia Electric & Power, Series A,
5.00%, 5/01/23	1,000	1,039,030
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	220	202,070
Fairfax County EDA, Refunding RB:
Goodwin House Inc., 5.13%,
10/01/37	2,040	1,719,251
Goodwin House Inc., 5.13%,
10/01/42	450	371,111
Retirement, Greenspring, Series A,
4.88%, 10/01/36	155	128,170
Lexington IDA, Refunding MRB, Kendal
at Lexington, Series A, 5.38%,
1/01/28	210	172,439
Watkins Centre Community
Development Authority, RB, 5.40%,
3/01/20	750	702,982
		4,745,023
Washington — 2.1%
Tobacco Settlement Authority of
Washington, RB, Asset-Backed,
6.50%, 6/01/26	2,295	2,309,757
Washington Health Care Facilities
Authority, RB, Swedish Health
Services, Series A, 6.75%, 11/15/41	730	754,243
		3,064,000

	Par
Municipal Bonds	(000)	Value
Wisconsin — 1.0%
Wisconsin Health & Educational
Facilities Authority, RB, Wheaton
Franciscan Healthcare, 5.25%,
8/15/34	$ 1,565	$ 1,323,129
Wisconsin Health & Educational
Facilities Authority, Refunding RB, St.
John's Communities Inc., Series A:
7.25%, 9/15/29	75	73,299
7.63%, 9/15/39	145	144,274
		1,540,702
Wyoming — 1.0%
County of Sweetwater Wyoming,
Refunding RB, FMC Corp. Project,
AMT, 5.60%, 12/01/35	1,500	1,411,740
Total Municipal Bonds – 93.0%		136,648,656
Municipal Bonds Transferred to Tender
Option Bond Trusts (h)
California — 1.4%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	480	487,026
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	1,680	1,544,945
		2,031,971
District of Columbia — 0.7%
District of Columbia Water & Sewer
Authority, RB, Series A, 6.00%,
10/01/35	950	1,024,968
New York — 1.1%
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	1,710	1,674,738
Ohio — 2.7%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	2,200	1,942,600
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	2,000	1,980,140
		3,922,740
South Carolina — 1.3%
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series B-1, 5.55%, 7/01/39	1,879	1,889,613
Virginia — 3.1%
Virginia HDA, RB, Sub-Series H-1
(NPFGC), 5.38%, 7/01/36	2,110	2,110,865
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	2,501	2,396,448
		4,507,313

6 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock High Yield Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
Wisconsin — 1.3%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	$ 2,180	$ 1,981,006
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 11.6%		17,032,349
Total Long-Term Investments
(Cost – $163,213,860) – 104.6%		153,681,005
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.12% (i)(j)	1,949,262	1,949,262
Total Short-Term Securities
(Cost – $1,949,262) – 1.3%		1,949,262
Total Investments
(Cost – $165,163,122*) – 105.9%		155,630,267
Other Assets Less Liabilities – 0.3%		498,695
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (6.2)%		(9,187,882)
Net Assets – 100.0%	$ 146,941,080

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as
Aggregate follows: cost	$ 155,967,106
Gross unrealized appreciation	$ 2,110,614
Gross unrealized depreciation	(11,627,187)
Net unrealized depreciation	$ (9,516,573)

(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Barclays Capital	$ 508,103	$ 3,014
Merril Lynch & Co., Inc.	$ 1,044,890	$ 3,608

(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

(i) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	June 30,	Net	March 31,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt
Fund	1,632,976	316,286	1,949,262	$ 7,188

(j) Represents the current yield as of report date.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 7

BlackRock High Yield Municipal Fund
Scheduleof Investments (concluded)

•	Financial futures contracts sold as of March 31, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	67	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 7,940,420	$ (34,674)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	— $ 153,681,005		—	$ 153,681,005
Short-Term
Securities	$ 1,949,262	—	—	1,949,262
Total	$ 1,949,262 $ 153,681,005		—	$155,630,267
[1] See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (34,674)	—	—	$ (34,674)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 8

BlackRock Municipal Fund
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.2%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/39	$ 1,350	$ 1,395,239
Alaska — 1.1%
Borough of Matanuska-Susitna Alaska,
RB, Goose Creek Correctional Center
(AGC):
6.00%, 9/01/28	2,000	2,181,840
6.00%, 9/01/32	5,250	5,595,712
		7,777,552
Arizona — 0.5%
State of Arizona, COP, Department of
Administration, Series A (AGM):
5.00%, 10/01/27	2,375	2,361,819
5.25%, 10/01/28	1,025	1,034,799
		3,396,618
California — 14.0%
Antelope Valley Community College
District, GO, Election of 2004,
Series B (NPFGC), 5.25%, 8/01/39	1,050	993,174
Cabrillo Community College District, GO,
CAB, Election of 2004, Series B
(NPFGC), 5.18%, 8/01/37 (a)	4,100	634,311
California Health Facilities Financing
Authority, Refunding RB, St. Joseph
Health System, Series A, 5.75%,
7/01/39	1,000	940,240
City of San Jose California, GO, Libraries,
Parks, and Public Safety Project
(NPFGC), 5.00%, 9/01/30	3,700	3,720,720
City of San Jose California, Refunding
RB, Series A, AMT (AMBAC), 5.50%,
3/01/32	6,285	5,856,363
Coast Community College District
California, GO, Refunding, CAB,
Election of 2002, Series C (AGM):
5.58%, 8/01/13 (b)	6,475	5,199,554

	Par
Municipal Bonds	(000)	Value
California (continued)
Coast Community College District
California, GO, Refunding, CAB,
Election of 2002, Series C (AGM)
(concluded)
5.40%, 8/01/36 (a)	$ 5,800	$ 1,002,646
Fresno Unified School District California,
GO, Election of 2001:
Series D (NPFGC), 5.00%, 8/01/27	5,070	5,008,400
Series E (AGM), 5.00%, 8/01/30	1,500	1,411,290
Hesperia Public Financing Authority
California, Tax Allocation Bonds,
Redevelopment & Housing Projects,
Series A (Syncora), 5.50%, 9/01/27	10,000	7,698,600
Los Angeles Department of Airports, RB,
Los Angeles International,
Sub-Series B, 5.00%, 5/15/35	5,000	4,611,550
Los Angeles Municipal Improvement
Corp., RB, Series B1 (NPFGC), 4.75%,
8/01/37	9,550	8,012,259
Mount Diablo Unified School District
California, GO, Election of 2002
(NPFGC), 5.00%, 7/01/27	7,250	6,930,710
Norwalk-La Mirada Unified School
District California, GO, Refunding,
CAB, Election of 2002, Series E (AGC),
6.47%, 8/01/38 (a)	4,900	701,386
Orange County Sanitation District, COP,
Series B (AGM), 5.00%, 2/01/31	1,380	1,388,929
Palm Springs Financing Authority,
Refunding RB, Convention Center
Project, Series A (NPFGC), 5.50%,
11/01/35	6,190	5,697,647
Palomar Community College District,
GO, CAB, Election of 2006, Series B,
6.35%, 8/01/39 (b)	15,000	5,223,450
Rialto Unified School District California,
GO, CAB, Series A (NPFGC), 6.24%,
6/01/25 (a)	11,685	4,551,074

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CAB	Capital Appreciation Bonds	MRB	Mortgage Revenue Bonds
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	PSF-GTD	Permanent School Fund Guaranteed
ERB	Education Revenue Bonds	RB	Revenue Bonds
		S/F	Single-Family

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 1

BlackRock Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Roseville Joint Union High School
District California, GO, Election of
2004, Series A (NPFGC), 5.00%,
8/01/29	$ 5,000	$ 4,928,850
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	2,685	2,642,711
San Diego Unified School District
California, GO, CAB, Election of 2008,
Series C, 6.85%, 7/01/38 (a)	2,800	439,740
San Jose Unified School District Santa
Clara County California, GO, Election
of 2002, Series B (NPFGC), 5.00%,
8/01/29	3,650	3,656,789
Schools Infrastructure Financing
Agency, Special Tax Bonds (AGM),
5.50%, 9/01,36	4,080	3,745,930
Tahoe-Truckee Unified School District,
GO, School Facility Improvement
District 2, Election of 2002, Series A
(NPFGC), 5.25%, 8/01/29	2,535	2,538,118
Tustin Unified School District California,
Special Tax Bonds, Senior Lien,
Community Facilities District 97-1,
Series A (AGM), 5.00%, 9/01/32	7,630	7,367,070
University of California, RB, Series O,
5.75%, 5/15/34	1,450	1,517,831
		96,419,342
Florida — 8.4%
Collier County School Board, COP (AGM),
5.00%, 2/15/23	2,000	2,021,760
County of Broward Florida, RB, Series A,
5.25%, 10/01/34	1,450	1,450,000
County of Duval Florida, COP, Master
Lease Program (AGM), 5.00%,
7/01/33	7,050	6,565,947
County of Miami-Dade Florida, GO,
Building Better Communities Program,
Series B-1, 5.75%, 7/01/33	2,400	2,475,744
County of Miami-Dade Florida, RB:
Jackson Health System (AGC),
5.75%, 6/01/39	4,885	4,875,083
Miami International Airport,
Series A, AMT (AGC), 5.50%,
10/01/26	7,000	7,008,540
Miami International Airport,
Series A, AMT (AGC), 5.50%,
10/01/27	5,495	5,471,426
Water & Sewer System (AGM),
5.00%, 10/01/39	7,150	6,746,311
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, AMT (AGC), 5.00%, 10/01/40	7,380	6,248,720
Hillsborough County Aviation Authority
Florida, RB, Series A, AMT (AGC),
5.38%, 10/01/33	5,000	4,710,900
Orange County School Board, COP,
Series A (NPFGC), 5.00%, 8/01/32	6,975	6,623,600
Sarasota County Public Hospital District,
RB, Sarasota Memorial Hospital
Project, Series A, 5.63%, 7/01/39	500	491,960

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
South Florida Water Management
District, COP (AGC), 5.00%, 10/01/22 $	3,500	$ 3,583,055
		58,273,046
Georgia — 4.8%
County of DeKalb Georgia, Refunding
RB, Series B (AGM), 5.25%, 10/01/32	1,500	1,472,520
Gwinnett County Hospital Authority,
Refunding RB, Gwinnett Hospital
System, Series D (AGM), 5.50%,
7/01/41	475	444,496
Municipal Electric Authority of Georgia,
RB, Series Y (AMBAC):
6.40%, 1/01/13	5,740	6,054,265
6.40%, 1/01/13 (c)	340	362,637
Municipal Electric Authority of Georgia,
Refunding RB, Series EE (AMBAC),
7.00%, 1/01/25	20,000	24,480,800
		32,814,718
Illinois — 8.4%
Chicago Park District, GO, Harbor
Facilities, Series C, 5.25%, 1/01/40	1,000	964,010
City of Chicago Illinois, ARB, General,
Third Lien, Series B-2, AMT (NPFGC),
6.00%, 1/01/27	17,690	17,790,303
City of Chicago Illinois, GO, CAB, City
Colleges (NPFGC), 5.74%,
1/01/33 (a)	22,500	5,059,350
City of Chicago Illinois, GO, Refunding:
Series A (AGM), 5.00%, 1/01/25	5,000	4,821,350
Series C (NPFGC), 5.00%, 1/01/31	5,000	4,494,850
City of Chicago Illinois, RB, Series A
(BHAC), 5.50%, 1/01/38	3,000	3,006,420
County of Cook Illinois, GO, Refunding,
Series A, 5.25%, 11/15/33	2,300	2,240,453
Illinois Finance Authority, Refunding RB,
Central DuPage Health, Series B,
5.50%, 11/01/39	4,200	4,030,572
Illinois State Toll Highway Authority, RB,
Series B, 5.50%, 1/01/33	3,125	3,120,781
Illinois State Toll Highway Authority,
Refunding RB, Senior Series A-1,
5.00%, 1/01/31	5,000	4,746,850
Metropolitan Pier & Exposition Authority,
RB, CAB, McCormick Place Expansion
Project, Series A (NPFGC),
5.82%, 6/15/30 (a)	10,000	3,015,800
Metropolitan Pier & Exposition Authority,
Refunding RB, CAB, McCormick Place
Expansion Project, Series B (AGM),
5.83%, 6/15/27 (a)	2,250	859,140
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	4,500	4,235,220
		58,385,099
Indiana — 1.3%
Indiana Municipal Power Agency, RB,
Series B, 5.75%, 1/01/34	700	703,633
Indianapolis Local Public Improvement
Bond Bank, RB, Waterworks Project,
Series 2007-L (NPFGC), 5.25%,
7/01/23	2,500	2,582,200

2 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A:
5.75%, 1/01/38	$ 2,800	$ 2,811,872
(AGC), 5.50%, 1/01/38	3,150	3,169,435
		9,267,140
Iowa — 0.8%
Iowa Finance Authority, RB, Series A
(AGC), 5.63%, 8/15/37	5,600	5,520,088
Maryland — 0.7%
Maryland Health & Higher Educational
Facilities Authority, RB, University of
Maryland Medical System, Series B
(NPFGC), 7.00%, 7/01/22	4,400	5,013,800
Massachusetts — 3.9%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series C, 5.60%,
1/01/45	4,000	3,899,040
S/F Housing, Series 128, 4.80%,
12/01/27 (d)	2,845	2,656,974
S/F Housing, Series 128, 4.88%,
12/01/38 (d)	6,340	5,623,707
Massachusetts HFA, Refunding RB,
AMT:
Rental Housing, Series A (AGM),
5.15%, 7/01/26	3,000	3,029,790
Series C, 5.35%, 12/01/42	1,950	1,760,908
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30	7,000	7,103,880
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A (NPFGC), 5.00%, 8/01/34	2,800	2,814,896
		26,889,195
Michigan — 2.8%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
6.25%, 7/01/36	675	714,103
Second Lien, Series B (AGM),
7.00%, 7/01/36	350	390,050
Senior Lien, Series A (NPFGC),
5.00%, 7/01/30	1,500	1,356,960
System, Second Lien, Series B
(NPFGC), 5.00%, 7/01/36	3,500	3,072,125
City of Detroit Michigan, Refunding RB,
Second Lien, Series E (BHAC), 5.75%,
7/01/31	4,000	4,063,520
Kalamazoo Hospital Finance Authority,
RB, Bronson Methodist Hospital
(AGM), 5.25%, 5/15/36	750	681,030
Michigan State HDA, RB, Series C, AMT,
5.50%, 12/01/28	1,800	1,715,796
Michigan Strategic Fund, Refunding RB,
Detroit Edison Co. Project, Series A,
AMT (Syncora), 5.50%, 6/01/30	7,345	7,083,224
		19,076,808

	Par
Municipal Bonds	(000)	Value
Mississippi — 0.2%
Harrison County Wastewater
Management District, Refunding RB,
Wastewater Treatment Facilities,
Series A (FGIC), 8.50%, 2/01/13 (c) $	1,320	$ 1,445,651
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	1,450	1,519,339
Clark County Water Reclamation
District, GO, Series B, 5.75%,
7/01/34	3,125	3,314,094
County of Clark Nevada, RB:
Las Vegas-McCarran International
Airport, Series A (AGC), 5.25%,
7/01/39	3,300	3,036,132
Southwest Gas Corp. Project,
Series D, AMT (NPFGC), 5.25%,
3/01/38	1,200	1,050,192
System, Subordinate Lien, Series C
(AGM), 5.00%, 7/01/26	2,350	2,271,933
		11,191,690
New Jersey — 8.7%
Cape May County Industrial Pollution
Control Financing Authority, Refunding
RB, Atlantic City Electric Co., Series A
(NPFGC), 6.80%, 3/01/21	6,810	8,000,865
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,125	3,514,969
5.80%, 11/01/22	8,310	9,404,925
5.80%, 11/01/23	4,340	4,905,849
New Jersey EDA, RB, Motor Vehicle
Surcharge, Series A (NPFGC), 5.25%,
7/01/33	26,500	25,620,200
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA,
6.38%, 10/01/28	1,840	1,958,662
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A:
CAB, 6.79%, 12/15/31 (a)	10,000	2,544,800
5.88%, 12/15/38	4,255	4,383,331
		60,333,601
New York — 6.8%
City of New York New York, GO, Series C
(Syncora), 5.63%, 3/15/18	5	5,189
City of Niagara Falls New York, GO,
Public Improvement (NPFGC), 6.90%,
3/01/24	5	5,004
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	700	738,738
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	10,000	9,935,400
New York State Urban Development
Corp., RB, State Personal Income Tax,
State Facilities, Series A-1 (NPFGC),
5.25%, 3/15/34	9,900	9,950,787

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 3

BlackRock Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Sales Tax Asset Receivable Corp., RB,
Series A:
(AMBAC), 5.00%, 10/15/32	$ 15,650	$ 15,765,654
(NPFGC), 5.00%, 10/15/20	10,000	10,654,900
		47,055,672
North Carolina — 0.5%
North Carolina Medical Care
Commission, RB, Novant Health
Obligation, Series A, 4.75%,
11/01/43	3,950	3,208,466
North Dakota — 0.3%
North Dakota State HFA, RB, Housing
Finance Program, Series C, AMT
(AMBAC), 5.30%, 7/01/22	1,825	1,865,716
Ohio — 0.2%
Ohio Higher Educational Facility
Commission, Refunding RB, Summa
Health System, 2010 Project (AGC),
5.25%, 11/15/40	1,275	1,166,676
Pennsylvania — 1.8%
City of Philadelphia Pennsylvania, RB,
12th Series B (NPFGC), 7.00%,
5/15/20 (c)	4,670	5,683,717
Pennsylvania Turnpike Commission, RB,
CAB, Sub-Series E, 6.48%,
12/01/38 (b)	1,250	835,787
Philadelphia Redevelopment Authority,
RB, Neighborhood Transformation,
Series A (NPFGC), 5.50%, 4/15/20	3,505	3,584,248
Philadelphia School District, GO,
Series E, 6.00%, 9/01/38	2,300	2,352,279
		12,456,031
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	7,100	7,295,250
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.69%, 8/01/41 (a)	11,000	1,419,660
		8,714,910
South Carolina — 0.3%
South Carolina State Public Service
Authority, RB, Santee Cooper,
Series A, 5.50%, 1/01/38	2,300	2,371,461
Texas — 10.4%
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	3,650	3,936,415
Dallas-Fort Worth International Airport
Facilities Improvement Corp., RB,
AMT:
Improvement, Joint, Series B (AGM),
5.25%, 11/01/22	2,000	2,025,800
Series A (NPFGC), 6.00%,
11/01/28	25,950	25,972,057
Series A (NPFGC), 5.50%,
11/01/33	2,000	1,870,060

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Lewisville ISD Texas, GO, Refunding,
CAB, School Building (NPFGC), 4.67%,
8/15/24 (a)	$ 8,110	$ 4,126,044
Mansfield ISD Texas, GO, School
Building (PSF-GTD), 5.00%, 2/15/33	3,000	3,048,630
North Texas Tollway Authority,
Refunding RB:
CAB, System, First Tier Series I
(AGC), 6.30%, 1/01/15 (b)	10,000	7,593,600
First Tier, Series A, 6.00%, 1/01/28	1,000	1,038,770
System, First Tier (NPFGC), 5.75%,
1/01/40	7,700	7,227,066
System, First Tier, Series A
(AMBAC), 5.63%, 1/01/33	2,040	1,978,841
System, First Tier, Series B (NPFGC),
5.75%, 1/01/40	9,870	9,263,785
Texas Department of Housing &
Community Affairs, MRB, Series A,
AMT (NPFGC):
5.45%, 9/01/23	1,720	1,727,998
5.50%, 3/01/26	2,220	2,223,419
		72,032,485
Utah — 0.9%
Utah Transit Authority, RB, Series A
(AGM), 5.00%, 6/15/36	4,000	3,977,000
Utah Transit Authority, Refunding RB,
CAB, Sub-Series A (NPFGC), 5.28%,
6/15/36 (a)	11,930	2,457,103
		6,434,103
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	600	605,040
Washington — 1.8%
Chelan County Public Utility District
No. 1, RB, Chelan Hydro System,
Series A, AMT (AMBAC), 5.45%,
7/01/37	10,710	9,961,799
Washington Health Care Facilities
Authority, RB, Providence Health &
Services, Series A:
5.00%, 10/01/39	1,950	1,719,003
5.25%, 10/01/39	1,075	984,668
		12,665,470
Wisconsin — 1.9%
City of Superior Wisconsin, Refunding
RB, Midwest Energy Resources,
Series E (NPFGC), 6.90%, 8/01/21	9,000	11,076,480
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Senior Credit Group, 5.00%,
11/15/33	2,400	2,239,728
		13,316,208
Total Municipal Bonds – 83.7%		579,091,825

4 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
California — 2.1%
San Diego County Water Authority, COP,
Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	$ 4,500	$ 4,325,310
Sequoia Union High School District
California, GO, Refunding, Election of
2004, Series B (AGM), 5.50%,
7/01/35	10,055	10,136,003
		14,461,313
Colorado — 0.2%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	1,580	1,571,222
District of Columbia — 1.3%
Metropolitan Washington Airports
Authority, RB, Series B, AMT (AGM),
5.00%, 10/01/36	10,000	9,227,992
Florida — 4.0%
Broward County School Board Florida,
COP, Series A (AGM), 5.25%, 7/01/33	10,000	9,399,700
City of Tallahassee Florida, RB (NPFGC),
5.00%, 10/01/37	10,000	9,412,900
Jacksonville Electric Authority Florida,
RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,545,259
Orange County School Board, COP,
Series A (NPFGC), 5.00%, 8/01/30	2,000	1,932,520
		27,290,379
Illinois — 0.7%
City of Chicago Illinois, Refunding RB,
Second Lien (AGM), 5.25%, 11/01/33	5,000	4,902,550
Louisiana — 1.7%
State of Louisiana, RB, Series A (AGM),
5.00%, 5/01/31	11,950	11,970,793
Massachusetts — 2.2%
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30	15,000	15,222,600
New Jersey — 2.0%
New Jersey State Turnpike Authority, RB,
Series C (AGM), 5.00%, 1/01/30	13,500	13,585,995
New York — 2.4%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	2,010	2,148,690
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.25%, 10/15/27	13,931	14,559,789
		16,708,479
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic
Health, Series B, 5.50%, 1/01/34	1,000	993,490
Texas — 2.7%
Cypress-Fairbanks ISD, GO, Refunding,
Schoolhouse (PSF-GTD), 5.00%,
2/15/32	10,000	10,213,600

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
Texas (concluded)
Harris County Cultural Education
Facilities Finance Corp., RB, Hospital,
Texas Children's Hospital Project,
5.50%, 10/01/39	$ 8,500	$ 8,355,925
		18,569,525
Washington — 1.5%
State of Washington, GO, Series D
(AGM), 5.00%, 1/01/28	10,000	10,190,800
Wisconsin — 0.3%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,499	2,271,796
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 21.3%		146,966,934
Total Long-Term Investments
(Cost – $745,060,621) – 105.0%		726,058,759
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.12% (f)(g)	29,824,741	29,824,741
Total Short-Term Securities
(Cost – $29,824,741) – 4.3%		29,824,741
Total Investments
(Cost – $774,885,362*) – 109.3%		755,883,500
Other Assets Less Liabilities – 1.2%		8,464,448
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (10.5)%		(72,822,556)
Net Assets – 100.0%		$ 691,525,392

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 704,733,719
Gross unrealized appreciation	$ 13,540,578
Gross unrealized depreciation	(35,141,100)
Net unrealized depreciation	$ (21,600,522)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) Security is collateralized by Municipal or US Treasury obligations.
(d) Variable rate security. Rate shown is as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 5

BlackRock Municipal Fund
Schedule of Investments(continued)

(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3)
of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held			Shares Held	Value
	at June 30,	Shares	Shares	at March 31,	at March 31,
Affiliate	2010	Purchased	Sold	2011	2011	Income
Black Rock
Insured
Municipal Term
Trust, Inc.	204,800	—	(204,800)	--	--	$89,498
FFI Institutional
Tax-Exempt
Fund	16,338,498 13,486,243[1]		--	29,824,741	$ 29,824,741	$21,212
[1] Represents net shares purchased.

(g) Represents the current yield as of report date.

•	Financial futures contracts sold as of March 31, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	(Depreciation)
	250	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 29,628,431	$ (129,381)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities and derivative financial instruments are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	— $726,058,759		— $ 726,058,759
Short-Term
Securities	$ 29,824,741	—	—	29,824,741
Total	$ 29,824,741 $726,058,759		— $ 755,883,500
[1] See above Schedule of Investments for values in each state or political subdivision, excluding security types in Level 1 within the table.

6 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock Municipal Fund
Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[2]
Liabilities:
Interest rate
contracts	$ (129,381)	—	—	$ (129,381)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 7

BlackRock National Municipal Fund
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.2%
Alabama State Docks Department,
Refunding RB, 6.00%, 10/01/40	$ 15,500	$ 15,001,210
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/39	10,235	10,577,975
Courtland IDB Alabama, RB,
International Paper Co. Projects,
Series A, 6.25%, 11/01/33	2,530	2,581,991
Courtland IDB, Refunding RB, AMT:
Champion International Corp.
Project, 6.00%, 8/01/29	185	183,783
International Paper Co., Series B,
6.25%, 8/01/25	750	754,920
		29,099,879
Arizona — 0.8%
Maricopa County & Phoenix Industrial
Development Authorities, Refunding
RB, S/F, Series A-2, AMT (Ginnie
Mae), 5.80%, 7/01/40	2,390	2,434,120
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A, 6.75%, 7/01/29	3,100	2,032,701
Peoria Improvement District No. 8401
Arizona, Special Assessment Bonds,
Special Assessment No. 8802, 7.20%,
1/01/13	510	519,644
Pima County IDA, IDRB, Tucson Electric
Power, Series A, 6.38%, 9/01/29	4,040	4,044,040
Pinal County IDA Arizona, RB, San
Manuel Facility Project, AMT, 6.25%,
6/01/26	500	410,175
Prescott Valley Improvement District
Arizona, Special Assessment Bonds,
Sewer Collection System Roadway
Repair, 7.90%, 1/01/12	60	62,122
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/39	4,950	4,840,605

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Vistancia Community Facilities District
Arizona, GO:
6.75%, 7/15/22	$ 3,000	$ 3,080,910
5.75%, 7/15/24	2,125	2,193,935
		19,618,252
California — 17.8%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare, 6.25%, 8/01/39	9,000	8,846,550
Cabrillo Community College District, GO,
Election of 2004, Series B (NPFGC),
5.00%, 8/01/36	10,000	9,637,600
California Health Facilities Financing
Authority, RB, Sutter Health, Series A,
6.25%, 8/15/35	2,500	2,501,650
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/39	11,905	11,871,547
Catholic Healthcare West, Series E,
5.63%, 7/01/25	10,000	10,153,900
Sutter Health, Series B, 6.00%,
8/15/42	12,375	12,253,106
California State Public Works Board, RB,
Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	12,875	12,633,980
Sub-Series I-1, 6.38%, 11/01/34	9,705	9,864,453
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 6.00%, 10/01/23	9,880	10,211,968
California Statewide Communities
Development Authority, Refunding RB,
Catholic Healthcare West, Series B,
5.50%, 7/01/30	3,000	2,896,140

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	IDB	Industrial Development Board
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
ARB	Airport Revenue Bonds	MRB	Mortgage Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PILOT	Payment in Lieu of Taxes
EDA	Economic Development Authority	RB	Revenue Bonds
ERB	Education Revenue Bonds	S/F	Single-Family
FHA	Federal Housing Administration	SAN	State Aid Notes
GO	General Obligation Bonds	TE	Tax Exempt
HFA	Housing Finance Agency	TIF	Tax Increment Financing
HRB	Housing Revenue Bonds

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 1

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Chula Vista Community Facilities District
California, Special Tax Bonds, District
No. 06-1, Eastlake-Woods,
Improvement Area A, 6.15%, 9/01/26 $	3,215	$ 3,242,006
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric, Series
A, 5.88%, 2/15/34	4,875	5,016,131
City of Newport Beach California, RB,
Hoag Memorial Hospital Presbyterian,
6.00%, 12/01/40	4,285	4,345,247
City of Roseville California, Special Tax
Bonds, Stoneridge Community
Facilities No. 1, 6.30%, 9/01/11 (a)	2,500	2,611,475
City of San Jose California, RB,
Convention Center Expansion &
Renovation Project (b):
6.50%, 5/01/36	1,510	1,484,239
6.50%, 5/01/42	3,735	3,637,591
County of Sacramento California, RB,
Subordinated and Passenger Facility
Charges/Grant, Series C:
6.00%, 7/01/39	13,265	13,227,725
6.00%, 7/01/41	6,800	6,761,648
East Bay Municipal Utility District,
Refunding RB, Sub-Series A, 5.00%,
6/01/36	10,000	9,928,500
Los Angeles Municipal Improvement
Corp., RB, Real Property, Series E:
6.00%, 9/01/34	2,685	2,759,777
6.00%, 9/01/39	9,450	9,643,253
Metropolitan Water District of Southern
California, RB, Series A, 5.00%,
7/01/37	10,000	9,898,200
Modesto Irrigation District, COP:
Capital Improvements, Series A,
6.00%, 10/01/39	9,805	9,873,047
Series B, 5.50%, 7/01/35	15,000	14,101,200
Orange County Sanitation District, COP,
Series A, 5.00%, 2/01/35	10,000	9,889,500
Orange County Water District, COP:
Refunding, 5.00%, 8/15/39	15,000	14,448,900
Series B (NPFGC), 5.00%, 8/15/34	10,000	9,850,300
Pittsburg Redevelopment Agency, Tax
Allocation Bonds, Refunding,
Subordinate, Los Medanos
Community Project, Series A, 6.50%,
9/01/28	10,000	9,471,600
Pittsburg Unified School District, COP,
6.20%, 9/01/34	10,465	10,089,307
Port of Oakland, RB, Series K, AMT
(NPFGC), 5.88%, 11/01/30	10,950	10,429,875
San Francisco City & County Airports
Commission, RB, Series E, 6.00%,
5/01/39	24,300	25,179,174
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	8,864,859
5.75%, 5/01/23	17,000	17,776,560

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Francisco City & County
Redevelopment Agency, Special Tax
Bonds, Community Facilities District
No. 6-Mission, Series A:
6.00%, 8/01/21	$ 5,000	$ 5,000,650
6.00%, 8/01/25	2,550	2,464,244
San Francisco Uptown Parking Corp.
California, RB, Union Square (NPFGC),
6.00%, 7/01/20	1,075	1,108,637
San Joaquin County Transportation
Authority, RB, Limited Tax, Measure K,
Series A, 6.00%, 3/01/36	10,700	11,137,309
San Juan Water District, COP, Series A,
6.00%, 2/01/39	10,000	10,436,600
Santa Clara County Financing Authority,
Refunding LRB, Series L, 5.25%,
5/15/36	12,000	11,467,560
Santa Margarita Water District
California, Special Tax Bonds,
Refunding, Facilities District No. 99-1,
6.20%, 9/01/20	2,650	2,656,811
State of California, GO, Various Purpose:
6.00%, 3/01/33	10,000	10,391,000
6.50%, 4/01/33	38,000	40,762,980
Tuolumne Wind Project Authority, RB,
Tuolumne Co. Project, Series A,
5.88%, 1/01/29	16,130	17,047,474
		415,874,273
Colorado — 0.6%
Colorado Health Facilities Authority, RB,
Catholic Health Initiatives, Series D,
6.25%, 10/01/33	3,520	3,676,077
Colorado Housing & Finance Authority,
RB, S/F Program, Senior Series B-3,
6.55%, 10/01/16	70	72,877
Colorado Housing & Finance Authority,
Refunding RB, S/F Program:
Senior Series A-2, AMT, 7.50%,
4/01/31	115	119,634
Senior Series A-3, 7.35%,
10/01/30	55	57,642
Senior Series C-3 (FHA), 6.75%,
10/01/21	205	222,734
Senior Series C-3 (FHA), 7.15%,
10/01/30	55	56,023
Series B-2, AMT, 7.10%, 4/01/17	40	41,421
Series B-2, AMT, 7.25%, 10/01/31	405	415,380
Series C-2, AMT (FHA), 7.25%,
10/01/31	165	165,832
Plaza Metropolitan District No. 1
Colorado, Tax Allocation Bonds
Public Improvement Fee, Tax
Increment:
8.00%, 12/01/25	7,700	7,486,941
Subordinate, 8.13%, 12/01/25	1,885	1,674,804
		13,989,365

2 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 0.1%
Connecticut State Development
Authority, RB, Bridgeport, AMT
(AMBAC), 6.15%, 4/01/35	$ 1,250	$ 1,182,712
Connecticut State Health & Educational
Facility Authority, RB, Bridgeport
Hospital, Series A (NPFGC), 6.63%,
7/01/18	1,000	1,011,720
Connecticut State Health & Educational
Facility Authority, Refunding RB
(Radian), 6.63%, 7/01/26	640	640,122
		2,834,554
Delaware — 0.5%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	12,000	11,590,320
District of Columbia — 1.4%
District of Columbia, RB, Series A,
5.50%, 12/01/30	17,000	18,182,520
District of Columbia Water & Sewer
Authority, RB, Series A:
6.00%, 10/01/35	7,630	8,230,862
5.50%, 10/01/39	6,475	6,659,149
		33,072,531
Florida — 7.7%
Anthem Park Community Development
District, Special Assessment Bonds,
5.80%, 5/01/36 (c)(d)	1,815	1,169,568
County of Escambia Florida, RB,
International Paper Co. Projects,
Series B, 6.25%, 11/01/33	7,500	7,654,125
County of Lee Florida, RB, Series A, AMT
(AGM), 6.00%, 10/01/29	13,015	13,065,108
County of Miami-Dade Florida, GO,
Building Better Communities Program:
Series B, 6.38%, 7/01/28	7,750	8,501,672
Series B-1, 6.00%, 7/01/38	25,000	26,285,250
County of Miami-Dade Florida,
Refunding RB:
Miami International Airport, Series
A-1, 5.50%, 10/01/30	5,000	4,877,450
Series C, 6.00%, 10/01/23	20,000	22,122,200
Fiddlers Creek Community Development
District No. 2, Special Assessment
Bonds (c)(d):
Series A, 6.38%, 5/01/35	6,850	2,183,780
Series B, 5.75%, 5/01/13	555	176,934
Florida Housing Finance Corp., RB,
Homeowner Mortgage, Series 3, AMT
(NPFGC), 6.35%, 7/01/28	510	510,000
Florida Housing Finance Corp.,
Refunding RB, AMT, Homeowner
Mortgage:
Series 1 (Ginnie Mae), 6.00%,
7/01/39	3,670	3,762,888
Series 4 (AGM), 6.25%, 7/01/22	255	255,000
Harbor Bay Community Development
District Florida, Special Assessment
Bonds, Series A, 7.00%, 5/01/33	935	867,802

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Highland Meadows Community
Development District, Special
Assessment Bonds, Series A, 5.50%,
5/01/36 (c)(d)	$ 1,090	$ 415,628
Highlands County Health Facilities
Authority, RB, Adventist Health
System/Sunbelt, Series B, 6.00%,
11/15/37	4,990	5,083,662
Hillsborough County IDA, RB, AMT,
National Gypsum Co.:
Series A, 7.13%, 4/01/30	6,000	5,355,300
Series B, 7.13%, 4/01/30	7,750	6,917,263
Jacksonville Economic Development
Commission, RB, Mayo Clinic:
Jacksonville, Series B, 5.50%,
11/15/36	2,000	1,991,700
Series A (NPFGC), 5.50%,
11/15/36	1,000	1,003,620
Jacksonville Electric Authority Florida,
RB:
Scherer 4 Project, Series A, 6.00%,
10/01/37	8,225	8,735,608
Sub-Series A, 5.63%, 10/01/32	10,525	10,934,738
Jacksonville Port Authority, RB, AMT
(AGC), 6.00%, 11/01/38	8,155	8,182,482
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (Ginnie Mae), 6.00%, 9/01/40	495	523,413
Lexington Oaks Community District,
Special Assessment Bonds, Series A,
6.70%, 5/01/33	1,030	1,036,458
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	5,000	4,937,700
Orange County School Board, COP,
Series A (AGC), 5.50%, 8/01/34	11,000	10,913,430
Orlando Urban Community Development
District Florida, Special Assessment
Bonds, Capital Improvement, Series A,
6.95%, 5/01/11 (a)	930	943,299
Panther Trace II Community
Development District, Special
Assessment Bonds, 5.13%, 11/01/13	7,950	7,047,437
Sarasota County Public Hospital District,
RB, Sarasota Memorial Hospital
Project, Series A, 5.63%, 7/01/39	10,570	10,400,034
St. Lucie West Services District,
Refunding RB, Senior Lien (NPFGC),
6.00%, 10/01/22	2,000	2,046,060
Sterling Hill Community Development
District, Special Assessment Bonds,
Refunding, Series B, 5.50%,
11/01/10 (c)(d)	165	115,302
Watergrass Community Development
District, Special Assessment Bonds,
Series B:
5.13%, 11/01/14	1,000	625,540
6.96%, 11/01/17	2,180	1,956,833
		180,597,284

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 3

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia — 3.1%
City of Atlanta Georgia, RB, General,
Series B, AMT (NPFGC), 5.63%,
1/01/30	$ 20,000	$ 19,986,600
City of Atlanta Georgia, Refunding RB,
General, Series C, 6.00%, 1/01/30	25,000	26,988,500
DeKalb County Hospital Authority
Georgia, RB, DeKalb Medical Center
Inc. Project, 6.13%, 9/01/40	3,535	3,245,483
Fulton County Residential Care Facilities
for the Elderly Authority, Refunding
RB, Canterbury Court Project, Series
A, 6.00%, 2/15/22	2,250	2,056,500
Municipal Electric Authority of Georgia,
Refunding RB, Project One, Sub-Series
D, 6.00%, 1/01/23	10,000	10,976,700
Richmond County Development
Authority, RB, Recovery Zone Facility,
International Paper Co., Series B,
6.25%, 11/01/33	3,625	3,699,494
Rockdale County Development
Authority, RB, Visy Paper Project,
Series A, AMT, 6.13%, 1/01/34	5,000	4,389,000
		71,342,277
Illinois — 7.9%
Bolingbrook Special Service Area No. 1,
Special Tax Bonds, Forest City Project,
5.90%, 3/01/27	1,000	783,360
Chicago Transit Authority, RB, Federal
Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	12,425	13,346,314
City of Chicago Illinois, ARB, General,
Third Lien, Series B-2, AMT (Syncora),
6.00%, 1/01/29	55,000	55,339,350
City of Chicago Illinois, Special
Assessment Bonds, Lake Shore East,
6.75%, 12/01/32	2,000	1,793,260
County of Cook Illinois, RB, Navistar
International Corp. Project, Recovery
Zone Facility, 6.50%, 10/15/40	6,500	6,449,950
Illinois Finance Authority, RB:
Advocate Health Care Network,
Series D, 6.50%, 11/01/38	5,700	5,995,146
Community Rehabilitation, 6.50%,
7/01/12 (a)	1,730	1,876,358
Community Rehabilitation Provider
Facilities, Series A, 6.50%, 7/01/22	1,410	1,350,258
DePaul University, Series A, 6.13%,
10/01/40	11,610	11,674,668
Navistar International, Recovery
Zone, 6.50%, 10/15/40	4,500	4,465,350
Roosevelt University Project, 6.50%,
4/01/39	8,000	7,689,760
Rush University Medical Center
Obligation Group, Series A, 7.25%,
11/01/30	6,900	7,401,492
Rush University Medical Center
Obligation Group, Series B, 7.25%,
11/01/30	5,280	5,663,751
Rush University Medical Center,
Series C, 6.38%, 11/01/29	2,860	2,922,205
University of Chicago, Series B,
6.25%, 7/01/38	20,000	21,833,000

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB
Series A:
Northwestern Memorial Hospital,
6.00%, 8/15/39	$ 9,400	$ 9,692,152
OSF Healthcare System, 7.00%,
11/15/27	3,335	3,432,015
OSF Healthcare System, 7.13%,
11/15/35	1,870	1,910,616
OSF Healthcare System, 6.00%,
5/15/39	6,000	5,710,740
Railsplitter Tobacco Settlement
Authority, RB, 6.00%, 6/01/28	5,000	4,833,300
Village of Hodgkins Illinois, RB,
Metropolitan Biosolids Management
LLC, Project, AMT, 6.00%, 11/01/23	10,000	9,999,600
Village of Wheeling Illinois, Tax
Allocation Bonds, North
Milwaukee/Lake-Cook TIF Project,
6.00%, 1/01/25	1,540	1,358,141
		185,520,786
Indiana — 1.9%
Indiana Finance Authority, RB, Trinity
Health, Series A, 5.63%, 12/01/38	10,000	9,978,200
Indiana Finance Authority, Refunding
RB:
Duke Energy Indiana Project ,
Series B, 6.00%, 8/01/39	8,335	8,559,462
Improvement, U.S. Steel Corp.,
6.00%, 12/01/26	5,000	4,846,150
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	10,500	10,786,650
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A, 5.75%,
1/01/38	10,000	10,042,400
		44,212,862
Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas,
RB, Mortgage-Backed Securities,
Series A1, AMT (Ginnie Mae), 6.95%,
6/01/29	685	716,270
Kentucky — 0.8%
Kentucky Economic Development
Finance Authority, RB, Louisville
Arena, Sub-Series A-1 (AGC), 6.00%,
12/01/42	2,500	2,499,750
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	5,000	4,677,500
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Jewish
Hospital & St. Mary's HealthCare,
6.13%, 2/01/37	12,000	11,613,840
		18,791,090
Louisiana — 0.8%
Louisiana HFA, RB, S/F, Series D-2, AMT
(Ginnie Mae), 5.80%, 6/01/20	145	149,704

4 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Louisiana (concluded)
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp.:
Projects, 6.75%, 11/01/32	$ 3,500	$ 3,564,715
Series A, 6.50%, 8/01/29	6,665	6,731,517
Series A-1, 6.50%, 11/01/35	8,360	8,360,000
		18,805,936
Maryland — 0.3%
Maryland Community Development
Administration, HRB, Series B, AMT,
6.15%, 1/01/21	445	445,485
Maryland Community Development
Administration, RB, Waters Landing II
Apartments, Series A, Mandatory Put
Bonds, AMT, 5.88%, 8/01/33 (e)	1,000	1,007,410
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Charlestown Community, 6.25%,
1/01/41	5,000	4,791,450
		6,244,345
Massachusetts — 0.2%
Massachusetts HFA, RB, Series B,
7.00%, 12/01/38	5,000	5,398,650
Michigan — 3.1%
County of Wayne Michigan, GO, Building
Improvement, Series A, 6.75%,
11/01/39	2,170	2,158,933
Eastern Michigan University, Refunding
RB, General (AMBAC), 6.00%,
6/01/24	415	417,536
Flint Hospital Building Authority
Michigan, Refunding RB, Hurley
Medical Center, 6.00%, 7/01/20	2,635	2,447,283
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	14,565	13,642,890
Michigan Finance Authority, RB, SAN,
Detroit Schools, Series A-1, 6.45%,
2/02/12	7,600	7,636,632
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I:
6.00%, 10/15/38	10,875	11,193,094
6.25%, 10/15/38	6,250	6,528,062
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health, 5.75%, 11/15/39	9,880	9,065,196
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital:
8.25%, 9/01/39	15,195	17,138,896
Series W, 6.00%, 8/01/39	2,900	2,734,439
		72,962,961
Minnesota — 1.0%
City of Eden Prairie Minnesota,
RB,Rolling Hills Project, Series A
(GinnieMae), 6.15%, 8/20/31	1,000	1,052,230

	Par
Municipal Bonds	(000)	Value
Minnesota (concluded)
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services:
Series A, 6.75%, 11/15/32	$ 4,800	$ 5,092,464
Series B (AGC), 6.50%, 11/15/38	14,435	15,121,528
Ramsey County Housing &
Redevelopment Authority Minnesota,
RB, Hanover Townhouses Project,
AMT, 6.00%, 7/01/31	1,110	1,110,655
		22,376,877
Mississippi — 0.1%
County of Warren Mississippi, Refunding
RB, International Paper Co. Project,
Series B, AMT, 6.75%, 8/01/21	1,700	1,709,588
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation
Bonds, Refunding, Gravois Bluffs
Redevelopment Project, 5.00%,
4/01/14	1,000	1,052,510
Multi-State — 0.1%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (f)(g)	1,830	1,701,237
Nevada — 4.1%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	10,000	10,478,200
City of Reno Nevada, Special
Assessment Bonds, Somerset
Parkway, 6.63%, 12/01/22	1,675	1,492,844
Clark County Water Reclamation
District, GO, Series B, 5.75%,
7/01/38	26,000	27,428,700
County of Clark Nevada, RB, Series B:
5.13%, 7/01/36	9,350	8,460,534
5.75%, 7/01/42	41,700	41,159,568
County of Clark Nevada, Special
Assessment Bonds, Special
Improvement District No. 142, Local
Improvement, 6.38%, 8/01/23	1,440	1,365,149
Nevada Housing Division, RB, Multi-Unit
Housing, Series A, AMT (Freddie Mac),
6.30%, 4/01/32	4,950	4,951,931
		95,336,926
New Jersey — 0.9%
New Jersey EDA, RB, Cedar Crest Village
Inc. Facility, Series A, 7.25%,
11/15/11 (a)	3,300	3,472,788
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series B, AMT, 5.60%,
11/01/34	8,000	7,785,280
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B:
7.13%, 12/01/23	1,870	2,090,248
7.50%, 12/01/32	7,200	7,860,240

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 5

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB,
Series B (AGM), 6.25%, 11/01/26	$ 640	$ 640,538
		21,849,094
New Mexico — 0.1%
County of Santa Fe New Mexico, RB
(AGM), 6.00%, 2/01/27	250	279,707
New Mexico Mortgage Finance
Authority, RB, S/F Mortgage Program,
Series D, AMT (Fannie Mae), 6.15%,
7/01/35	1,630	1,742,780
		2,022,487
New York — 5.1%
Chautauqua County Industrial
Development Agency, RB, Nrg Dunkirk
Power Project, 5.88%, 4/01/42	2,500	2,311,725
City of New York New York, GO, Series
E-1, 6.25%, 10/15/28	7,600	8,406,360
Long Island Power Authority, Refunding
RB, General, Series A, 6.00%,
5/01/33	40,800	43,288,800
Metropolitan Transportation Authority,
RB, Series 2008C, 6.50%, 11/15/28	17,420	19,314,077
New York City Housing Development
Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,447,662
6.88%, 11/01/38	5,700	5,922,585
New York City Industrial Development
Agency, RB, Special Needs Facilities
Pooled Program, Series C-1, 6.00%,
7/01/12	1,295	1,286,777
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	14,250	15,233,250
New York State Dormitory Authority,
Refunding RB, State University
Educational Facilities, Series A,
7.50%, 5/15/13	3,000	3,376,890
Oneida County Industrial Development
Agency New York, RB, Civic Facility,
Faxton Hospital, Series C (Radian),
6.63%, 1/01/15	1,885	1,899,213
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.75%, 11/01/30	3,250	3,350,750
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.50%, 1/01/13 (a)	8,095	8,890,657
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series E-1, 6.00%, 7/01/12	300	298,095
		118,026,841

	Par
Municipal Bonds	(000)	Value
North Carolina — 0.4%
Columbus County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, International
Paper Co. Projects, Series B, 6.25%,
11/01/33	$ 3,000	$ 3,061,650
North Carolina HFA, RB, Homeownership
Ownership, Series 9A, AMT, 5.80%,
1/01/20	3,020	3,117,969
North Carolina Medical Care
Commission, RB, First Mortgage, (a):
Forest at Duke Project, 6.38%,
9/01/12	1,000	1,077,670
Givens Estates Project, Series A,
6.50%, 7/01/13	2,500	2,844,075
		10,101,364
Ohio — 1.5%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series B, 5.25%,
9/01/27	14,345	14,503,656
County of Lucas Ohio, Refunding RB,
Promedica Healthcare, Series A,
6.50%, 11/15/37	9,160	9,486,004
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.50%, 5/01/34	10,000	9,934,800
Ohio HFA, Refunding RB, Residential
Mortgage Backed, Series C, AMT
(Ginnie Mae), 5.90%, 9/01/35	170	171,329
		34,095,789
Oregon — 0.0%
City of Portland Oregon, HRB, Lovejoy
Station Apartments Project, AMT
(NPFGC), 5.90%, 7/01/23	500	500,370
Pennsylvania — 2.3%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	7,250	5,072,680
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	8,975	8,641,130
Cumberland County Municipal Authority,
Refunding RB, Diakon Lutheran,
6.50%, 1/01/39	2,245	2,196,755
Dauphin County General Authority,
Refunding RB, Pinnacle Health
System Project, Series A:
6.00%, 6/01/29	8,000	7,826,240
6.00%, 6/01/36	1,835	1,761,306
Delaware County IDA Pennsylvania,
Refunding RB, Resource Recovery
Facility, Series A, 6.10%, 7/01/13	5,200	5,209,932
Lancaster County Hospital Authority, RB,
Brethren Village Project, Series A:
6.25%, 7/01/26	1,160	1,110,456
6.50%, 7/01/40	2,500	2,273,225

6 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development
Financing Authority, RB:
Allegheny Energy Supply Co.,
7.00%, 7/15/39	$ 10,000	$ 10,412,600
American Water Co. Project, 6.20%,
4/01/39	2,475	2,568,085
Pennsylvania HFA, Refunding RB, S/F
Mortgage, Series 62A, AMT, 5.45%,
10/01/29	3,000	3,000,000
Philadelphia Authority for Industrial
Development, RB, Commercial
Development, AMT, 7.75%, 12/01/17	1,265	1,265,544
Sayre Health Care Facilities Authority,
Refunding RB, Guthrie Health,
Series A, 5.88%, 12/01/31	1,210	1,213,207
		52,551,160
Puerto Rico — 3.2%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement:
Series A, 6.50%, 7/01/40	15,000	15,222,150
Series B, 6.50%, 7/01/37	15,000	15,227,400
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Hospital De La Concepcion,
Series A, 6.13%, 11/15/25	4,000	4,050,840
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A:
6.38%, 8/01/39	15,000	15,412,500
6.50%, 8/01/44	25,000	25,824,250
		75,737,140
Rhode Island — 0.8%
Rhode Island Health & Educational
Building Corp., RB, Hospital Financing,
LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	6,250	6,799,813
Rhode Island Health & Educational
Building Corp., Refunding RB, Public
Schools Financing Program, Series E
(AGC), 6.00%, 5/15/29	11,070	11,747,705
		18,547,518
South Carolina — 0.5%
County of Richland South Carolina,
Refunding RB, International Paper Co.
Project, AMT, 6.10%, 4/01/23	3,000	3,003,000
Medical University Hospital Authority,
Refunding RB, Series A (a):
6.38%, 8/15/12	5,400	5,830,596
6.50%, 8/15/12	2,450	2,649,553
		11,483,149
Tennessee — 0.4%
Memphis-Shelby County Airport
Authority, RB, AMT:
Series B, 5.75%, 7/01/25	2,000	2,004,060
Series D (AMBAC), 6.00%, 3/01/24	175	175,187

	Par
Municipal Bonds	(000)	Value
Tennessee (concluded)
Shelby County Health Educational &
Housing Facilities Board, Refunding
RB, Methodist Healthcare (a) :
6.50%, 9/01/12	$ 2,920	$3,163,470
6.50%, 9/01/12	4,380	4,745,204
		10,087,921
Texas — 8.8%
Bexar County Health Facilities
Development Corp. Texas, Refunding
RB, Army Retirement Residence
Project, 6.30%, 7/01/12 (a)	1,750	1,883,787
Brazos River Harbor Navigation District,
Refunding RB, Dow Chemical Co.
Project, Series A7, AMT, 6.63%,
5/15/33	6,865	6,862,735
City of Houston Texas, RB, Subordinate
Lien, Series A, AMT (AGM), 5.63%,
7/01/30	1,150	1,134,602
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	23,900	25,775,433
Dallas-Fort Worth International Airport
Facilities Improvement Corp., RB,
Series A, AMT (NPFGC), 6.00%,
11/01/24	25,000	25,112,000
Gulf Coast Waste Disposal Authority,
Refunding RB, Series A, AMT, 6.10%,
8/01/24	4,025	4,035,022
Harris County Cultural Education
Facilities Finance Corp., Refunding
RB, St. Luke's, 5.63%, 2/15/25	10,000	10,428,400
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.25%, 12/01/35	3,900	4,203,069
La Vernia Higher Education Finance
Corp., RB, KIPP Inc., 6.25%, 8/15/39	1,000	972,750
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	7,300	7,527,030
North Texas Tollway Authority, RB, Toll,
Second Tier, Series F, 6.13%,
1/01/31	16,865	17,018,303
North Texas Tollway Authority,
Refunding RB, System, First Tier,
6.00%, 1/01/34	11,355	11,339,784
Port of Bay City Authority Texas, RB,
Hoechst Celanese Corp. Project, AMT,
6.50%, 5/01/26	6,000	5,968,260
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	40,000	40,396,000
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Northwest Senior Housing,
Edgemere Project, Series A, 6.00%,
11/15/26	2,200	2,068,242

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 7

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,:
LBJ Infrastructure Group LLC, LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	$ 20,000	$20,275,200
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	20,350	20,778,367
		205,778,984
Washington — 1.3%
Seattle Housing Authority Washington,
HRB, Replacement Housing Projects,
6.13%, 12/01/32	4,355	3,862,058
Seattle Housing Authority Washington,
RB, Newholly Project, AMT, 6.25%,
12/01/35	2,750	2,193,015
Washington Health Care Facilities
Authority, RB, Swedish Health
Services, Series A, 6.75%, 11/15/41	13,200	13,638,372
Washington Health Care Facilities
Authority, Refunding RB, Catholic
Health Initiatives, Series D, 6.38%,
10/01/36	10,000	10,438,300
		30,131,745
Wisconsin — 0.8%
State of Wisconsin, Refunding RB,
Series A, 6.00%, 5/01/36	12,500	13,245,500
Wisconsin Health & Educational
Facilities Authority, RB, SynergyHealth
Inc., 6.00%, 11/15/23	5,010	5,128,637
Wisconsin Housing & EDA, RB, Series C,
AMT, 6.00%, 9/01/36	350	364,567
		18,738,704
Total Municipal Bonds – 79.7%		1,862,501,039
Municipal Bonds Transferred to Tender
Option Bond Trusts (h)
Arizona — 2.9%
Salt River Project Agricultural
Improvement & Power District, RB,
Series A:
Salt River Project, 5.00%, 1/01/37	22,774	22,255,741
5.00%, 1/01/38	31,670	31,026,782
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Salt River Project,
Series A, 5.00%, 1/01/35	13,700	13,437,508
		66,720,031
Arkansas — 0.9%
University of Arkansas, RB, Various
Facilities, UAMS Campus (NPFGC),
5.00%, 3/01/36	21,290	21,307,458
California — 8.1%
Anaheim Public Financing Authority, RB,
Distribution System, Second Lien
(BHAC), 5.00%, 10/01/34	10,995	10,742,435

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
California (concluded)
County of Orange California, RB, Series
B, 5.25%, 7/01/34	$ 13,045	$ 12,957,299
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	19,510	17,941,591
Los Angeles Department of Water &
Power, RB, Power System, Sub-Series
A-1 (AMBAC), 5.00%, 7/01/37	20,000	18,990,200
Metropolitan Water District of Southern
California, RB, Series A:
5.00%, 1/01/39	10,000	9,779,000
(AGM), 5.00%, 7/01/30	4,999	5,004,800
Metropolitan Water District of Southern
California, Refunding RB:
Series B, 5.00%, 7/01/35	4,999	5,004,800
Series C, 5.00%, 7/01/35	13,375	13,382,823
San Diego Community College District
California, GO (AGM):
Election of 2002, 5.00%, 5/01/30	20,000	19,685,000
Election of 2006, 5.00%, 8/01/32	18,000	17,605,980
San Diego Public Facilities Financing
Authority, Refunding RB, Series B,
5.38%, 8/01/34	15,000	15,154,350
San Francisco City & County Public
Utilities Commission, Refunding RB,
Series A, 5.13%, 11/01/39	23,000	22,278,260
University of California, RB, Series O,
5.25%, 5/15/39	20,695	20,276,437
		188,802,975
Florida — 3.8%
Florida State Board of Education, GO:
Capital Outlay 2008, Series E,
5.00%, 6/01/37	39,730	39,213,113
Series 2006C, 5.00%, 6/01/37	49,996	49,345,675
		88,558,788
Indiana — 3.2%
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	20,640	18,902,525
Indianapolis Local Public Improvement
Bond Bank, Refunding RB:
PILOT, Infrastructure Project,
Series F (AGM), 5.00%, 1/01/35	23,550	22,538,528
Waterworks Project, Series A (AGC),
5.50%, 1/01/38	34,125	34,335,411
		75,776,464
Nebraska — 0.4%
Omaha Public Power District, RB,
Series A, 5.00%, 2/01/43	10,000	9,720,000
New York — 1.7%
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
5.13%, 6/15/34	8,935	8,904,244
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Municipal Water
Project, Series K, 5.00%, 6/15/28	30,000	30,837,300
		39,741,544

8 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock National Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
Ohio — 0.8%
County of Hamilton Ohio, Refunding RB,
Sub-Series A (AGM), 5.00%,
12/01/32	$ 20,000	$ 19,331,000
Pennsylvania — 0.8%
Pennsylvania HFA, Refunding RB, Series
105C, 5.00%, 10/01/39	19,470	18,343,661
Texas — 4.2%
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A:
(AGC), 5.38%, 11/15/38	26,160	26,493,017
(NPFGC), 5.13%, 5/15/28	20,000	20,399,800
City of San Antonio Texas, Refunding
RB:
5.00%, 2/01/17 (a)	12,000	12,098,160
5.00%, 2/01/32	12,000	12,098,160
Dallas Area Rapid Transit, Refunding
RB, Senior Lien (AMBAC), 5.00%,
12/01/36	27,860	27,501,029
		98,590,166
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 26.8%		626,892,087
Total Long-Term Investments
(Cost – $2,509,042,991) – 106.5%		2,489,393,126
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.12% (i)(j)	127,066,021	127,066,021
Total Short-Term Securities
(Cost – $127,066,021) – 5.4%		127,066,021
Total Investments
(Cost – $2,636,109,012*) – 111.9%		2,616,459,147
Other Assets Less Liabilities – 1.7%		40,396,772
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (13.6)%		(318,973,043)
Net Assets – 100.0%		$ 2,337,882,876

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 2,317,324,590
Gross unrealized appreciation	$ 44,201,371
Gross unrealized depreciation	(63,799,103)
Net unrealized depreciation	$ (19,597,732)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Merrill Lynch	$ 5,121,830 $	17,697

(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Variable rate security. Rate shown is as of report date.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(i) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	June 30,	Net	March 31,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt
Fund	115,316,742	11,749,279 127,066,021		$ 184,279

(j) Represents the current yield as of report date.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 9

BlackRock National Municipal Fund
Schedule of Investments (concluded)

•	Financial futures contracts sold as of March 31, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	(Depreciation)
	250	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 29,628,431	$ (129,381)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities and derivatives are not necessarily an indication of the risk associated with investing in those securities.
For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-
annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investmens[1].	—	$ 2,489,393,126 — $2,489,393,126
Short-Term
Securities	$ 127,066,021	—	— 127,066,021
Total	$ 127,066,021	$ 2,489,393,126 — $2,616,459,147
[1] See above Schedule of Investments for values in each state or political subdivision.
Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (129,381)	—	—	$(129,381)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 1.2%
Arizona State Transportation Board, RB,
Maricopa County Regional Area Road,
5.00%, 7/01/12	$ 3,250	$ 3,424,850
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Salt River Project,
Series A, 5.00%, 1/01/12	3,160	3,271,169
Yavapai County IDA, RB, Waste
Management Inc. Project, Series A,
Mandatory Put Bonds, AMT, 2.88%,
3/01/28 (a)	5,000	5,020,800
		11,716,819
California — 11.5%
California Health Facilities Financing
Authority, Refunding RB, Catholic
Healthcare West, Series C, Mandatory
Put Bonds, 5.00%, 7/01/37 (a)	2,300	2,402,097
California Municipal Finance Authority,
RB, Waste Management Inc. Project,
Series A, Mandatory Put Bonds,
1.63%, 2/01/19 (a)	7,000	7,003,360
California Pollution Control Financing
Authority, Refunding RB, USA
Waste Services Inc., Series A,
Mandatory Put Bonds, AMT,
2.00%, 6/01/18 (a)	13,520	13,520,811
California State Department of Water
Resources, RB, Series A, 5.38%,
5/01/12 (b)	10,000	10,637,600
California State Department of Water
Resources, Refunding RB:
Series L, 5.00%, 5/01/12	10,000	10,491,900
Series M, 3.00%, 5/01/13	3,095	3,225,826
Series M, 5.00%, 5/01/14	35,000	38,763,200
California Statewide Communities
Development Authority, RB:
Kaiser Permanente, Series A,
5.00%, 4/01/13	5,150	5,502,260
Kaiser Permanente, Series A,
5.00%, 4/01/14	1,000	1,083,590
Proposition 1A Receivables
Program, 5.00%, 6/15/13	2,000	2,129,880

	Par
Municipal Bonds	(000)	Value
California (concluded)
City & County of San Francisco
California, GO, Refunding,
Series 2008-R1, 5.00%, 6/15/11	$ 5,000	$ 5,046,450
City of Long Beach California, Refunding
RB, Series B, AMT (NPFGC), 5.50%,
5/15/14	5,215	5,742,028
Los Angeles County Schools
California, COP, TRAN, Pooled
Participation Certificates,
Series F-2, 2.00%, 2/01/12 (a)	4,300	4,339,130
Los Angeles Unified School District
California, GO, Election of 2004,
Series H (AGM), 4.50%, 7/01/12	6,000	6,260,160
		116,148,292
Colorado — 1.3%
Adams County Colorado School District
Number 12, GO, Refunding, Series A
(AGM), 5.00%, 12/15/11	4,190	4,326,971
City & County of Denver Colorado,
Refunding RB, Series B (NPFGC),
5.50%, 11/15/14	3,500	3,588,830
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series B, Mandatory Put Bonds,
5.00%, 7/01/39 (a)	5,000	5,301,100
		13,216,901
Connecticut — 3.9%
Connecticut Municipal Electric Energy
Cooperative, Refunding RB, Series A
(AGC), 5.00%, 1/01/14	2,115	2,321,466
Connecticut State Development
Authority, RB, Connecticut Light &
Power, Series A, Mandatory Put
Bonds, AMT, 1.40%, 5/01/31 (a)	7,600	7,600,000
State of Connecticut, GO, Economic
Recovery, Series A:
5.00%, 1/01/13	11,500	12,354,335
5.00%, 1/01/14	7,280	8,044,764
State of Connecticut, RB, Transportation
Infrastructure, Series A, 5.00%,
11/01/14	2,700	3,036,393

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	PCRB	Pollution Control Revenue Bonds
BAN	Bond Anticipation Notes	RB	Revenue Bonds
COP	Certificates of Participation	TRAN	Tax Revenue Anticipation Notes
ERS	Extendible Reset Securities	VRDN	Variable Rate Demand Notes
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 1

BlackRock Short-Term Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
State of Connecticut, Special Tax Bonds,
Transportation Infrastructure,
Series A, 5.00%, 11/01/13	$ 5,000	$ 5,499,200
		38,856,158
Delaware — 1.2%
State of Delaware, GO, Refunding,
Series 2009C, 5.00%, 10/01/13	7,700	8,505,959
University of Delaware, RB, Series A,
Mandatory Put Bonds, 2.00%,
11/01/37 (a)	4,000	4,010,640
		12,516,599
District of Columbia — 0.5%
Metropolitan Washington Airports
Authority, RB, Series A, AMT (NPFGC),
5.25%, 10/01/13	5,000	5,410,900
Florida — 4.6%
County of Escambia Florida, Refunding
RB, Gulf Power Co. Project, First
Series, Mandatory Put Bonds, 2.00%,
4/01/39 (a)	9,000	9,059,040
Florida State Board of Education, GO,
Refunding, Public Education, Series C,
5.00%, 6/01/12	5,000	5,257,500
Florida State Department of
Environmental Protection, RB, Florida
Forever, Series A, 5.00%, 7/01/13	4,675	5,050,309
Florida State Department of
Environmental Protection, Refunding
RB, Series C, 4.00%, 7/01/12	8,500	8,831,670
Florida State Department of
Transportation, Refunding RB,
Department of Transportation,
Series A, 5.00%, 7/01/12	4,575	4,811,710
Highlands County Health Facilities
Authority, RB, Hospital, Adventist
Health System/Sunbelt, Mandatory
Put Bonds, 3.95%, 11/15/32 (a)	6,000	6,240,180
Jacksonville Electric Authority Florida,
RB, Issue Three, Series One, 4.00%,
10/01/11	2,320	2,361,412
Jacksonville Electric Authority Florida,
Refunding RB, Issue 2, 17th Series,
5.25%, 10/01/12	5,000	5,112,500
		46,724,321
Georgia — 1.7%
Burke County Development Authority,
Refunding RB, Georgia Power Co.
Plant Vogtle Project, Mandatory Put
Bonds, 5.05%, 11/01/48 (a)	6,000	6,187,680
Private Colleges & Universities Authority,
Refunding RB, Emory University,
Series A, 5.25%, 9/01/11	10,280	10,491,665
		16,679,345
Hawaii — 0.4%
State of Hawaii, Refunding RB, Series B,
AMT, 5.00%, 7/01/13	4,000	4,273,200
Illinois — 1.2%
Illinois Finance Authority, RB, University
of Chicago, Series B, 5.00%, 7/01/13	2,000	2,135,420

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB,
University of Chicago, Series A, 5.25%,
7/01/11 (b)	$ 5,000	$ 5,111,750
Railsplitter Tobacco Settlement
Authority, RB, 4.00%, 6/01/13	5,100	5,242,800
		12,489,970
Indiana — 0.4%
Indiana Finance Authority, RB,
Ascension Health Credit Group,
Series A1, Mandatory Put Bonds,
3.63%, 11/15/36 (a)	4,135	4,179,658
Iowa — 0.3%
Iowa Higher Education Loan Authority,
RB, Private College Facility:
4.00%, 12/01/12	1,500	1,583,925
4.00%, 12/01/13	1,150	1,241,023
		2,824,948
Kansas — 0.5%
Kansas State Department of
Transportation, Refunding RB,
Series A, 5.00%, 9/01/12	5,000	5,318,400
Kentucky — 2.0%
Kentucky Economic Development
Finance Authority, Refunding RB,
Baptist Healthcare System, Series A,
5.00%, 8/15/12	2,650	2,774,709
Kentucky State Property & Buildings
Commission, Refunding RB, Project
No. 87 (NPFGC), 5.00%, 3/01/12	2,000	2,079,740
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Louisville
Gas & Electric Project, Mandatory Put
Bonds, 1.90%, 10/01/33 (a)	15,000	15,061,050
		19,915,499
Louisiana — 2.5%
State of Louisiana, GO, Refunding:
Series A (NPFGC), 5.00%, 8/01/14	12,000	13,466,640
Series B, 5.00%, 4/15/12	4,220	4,420,028
State of Louisiana, GO, Series A, 5.00%,
5/01/13	7,075	7,689,818
		25,576,486
Maine — 0.2%
Maine Municipal Bond Bank, RB,
Series D, 5.00%, 11/01/12	1,460	1,562,010
Maryland — 1.1%
County of Baltimore Maryland, GO,
Refunding, Metropolitan District,
4.00%, 8/01/11	2,525	2,556,840
State of Maryland, GO, State & Local
Facilities Loan, 2nd Series, 5.00%,
7/15/11	3,815	3,867,151
University System of Maryland,
Refunding RB, Auxiliary Facility &
Tuition, Series C, 4.00%, 10/01/11	4,695	4,783,877
		11,207,868

2 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock Short-Term Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 4.4%
Commonwealth of Massachusetts, GO,
Consolidated Loan, Series A, 5.00%,
8/01/12	$ 1,180	$ 1,250,635
Commonwealth of Massachusetts, GO,
Refunding, Consolidated Loan,
Series D (NPFGC):
5.50%, 11/01/12	4,235	4,564,949
6.00%, 11/01/13	5,000	5,637,200
Massachusetts Bay Transportation
Authority, Refunding RB, General
Transportation System, Series A
(FGIC), 5.80%, 3/01/12	3,745	3,929,366
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Health, Series C, 5.75%,
7/01/11 (b)	7,600	7,779,360
Massachusetts State Department of
Transportation, Refunding RB, Senior
Series B, 5.00%, 1/01/14	12,155	13,163,014
University of Massachusetts Building
Authority, RB, Senior Series 1, 5.00%,
11/01/13	7,555	8,331,654
		44,656,178
Michigan — 0.8%
City of Detroit Michigan, RB, Second
Lien, Series B (FGIC), 5.50%,
7/01/11 (b)	5,000	5,114,850
City of Detroit Michigan, Refunding RB,
Series C (NPFGC), 5.00%, 7/01/14	2,500	2,688,150
		7,803,000
Minnesota — 2.9%
State of Minnesota, GO:
5.00%, 8/01/11 (c)	3,675	3,732,477
Highway & Various Purpose, 5.00%,
8/01/11	2,900	2,945,733
Series H, 5.00%, 11/01/12	15,000	16,066,350
State of Minnesota, GO, Refunding,
State Various Purpose, Series D,
5.00%, 8/01/14	6,000	6,764,760
		29,509,320
Missouri — 1.4%
County of Jackson Missouri, RB, Harry S.
Truman Sports Complex (AMBAC),
5.00%, 12/01/12	2,000	2,127,020
Missouri State Health & Educational
Facilities Authority, RB, Ascension
Health Senior Credit, Series C-4,
Mandatory Put Bonds, 1.25%,
11/15/26 (a)	12,000	12,099,480
		14,226,500
Nebraska — 0.3%
Nebraska Public Power District,
Refunding RB, General, Series B-1
(NPFGC), 5.00%, 1/01/14	3,000	3,273,270
Nevada — 1.6%
Clark County School District, GO, Limited
Tax, Building, Series C, 5.00%,
6/15/13	6,305	6,777,686

	Par
Municipal Bonds	(000)	Value
Nevada (concluded)
Clark County School District, GO,
Refunding, Series B (NPFGC), 5.00%,
6/15/12	$ 6,000	$ 6,295,740
Truckee Meadows Water Authority, RB,
Series A (AGM), 5.13%, 7/01/11 (b)	2,590	2,621,183
		15,694,609
New Jersey — 5.5%
County of Essex New Jersey, GO,
Improvement, Series A, 5.00%,
8/01/13	2,290	2,487,123
Gloucester County Improvement
Authority, Refunding RB, Waste
Management Inc. Project, Series A,
Mandatory Put Bonds, 2.63%,
12/01/29 (a)	4,625	4,645,674
New Jersey State Housing & Mortgage
Finance Agency, RB, Series B (AGM),
1.15%, 11/01/12	6,800	6,795,852
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(NPFGC), 5.25%, 12/15/12	4,990	5,268,143
Salem County Utilities Authority,
Refunding RB, Public Service Electric
and Gas Co., Series A, Mandatory Put
Bonds, 0.95%, 5/01/28 (a)	13,000	12,996,230
State of New Jersey, GO, Refunding:
4.00%, 8/01/12	7,115	7,417,174
Series Q, 4.00%, 8/15/13	15,000	15,949,050
		55,559,246
New Mexico — 0.9%
New Mexico Finance Authority,
Refunding RB, Senior Lien, Series A,
5.00%, 6/15/13	8,000	8,727,680
New York — 12.9%
City of New York New York, GO,
Refunding:
Series B, 5.25%, 8/01/11	4,000	4,064,360
Series B, 5.00%, 8/01/13	22,750	24,774,750
Series B (NPFGC), 5.75%, 8/01/13	3,050	3,232,360
Series C, 5.00%, 8/01/13	8,225	8,957,025
Series D, 5.00%, 2/01/13	2,000	2,143,280
Series H, 5.00%, 8/01/12	3,400	3,598,152
Metropolitan Transportation
Authority, RB, Transportation,
Series B, Mandatory Put Bonds,
5.00%, 11/15/16 (a)	4,000	4,099,120
New York City Transitional Finance
Authority, RB, Series C, 5.50%,
2/15/12	6,000	6,261,540
New York City Transitional Finance
Authority, Refunding RB, Future Tax
Secured, Sub-Series D-2, 5.00%,
11/01/12	20,315	21,724,658
New York State Dormitory Authority, RB,
General Purpose, Series E, 5.00%,
2/15/13	5,865	6,325,227

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 3

BlackRock Short-Term Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York State Dormitory Authority,
Refunding RB:
Mount Sinai School of Medicine,
Series A, 5.00%, 7/01/14	$ 1,195	$ 1,293,874
New York State Dormitory Authority,
Refunding RB (concluded):
State University Educational
Facilities, 3rd General Resolution,
Series B, Mandatory Put Bonds,
5.25%, 11/15/23 (a)	6,000	6,282,060
New York State Energy Research &
Development Authority, Refunding RB,
Consolidated Edison Co. of New York,
Inc. Project, Mandatory Put Bonds,
AMT, 1.45%, 6/01/36 (a)	5,000	5,014,500
New York State Environmental Facilities
Corp., RB, Waste Management Inc.
Project, Series A, Mandatory Put
Bonds, 2.50%, 7/01/17 (a)	5,000	4,995,650
New York State Thruway Authority, RB,
BAN, 4.00%, 7/15/11	3,250	3,284,385
New York State Thruway Authority,
Refunding RB:
General, Second Series B (NPFGC),
5.00%, 4/01/13	5,550	5,991,946
Series A, 5.00%, 4/01/12	5,000	5,218,500
New York State Urban Development
Corp., Refunding RB, Service Contract,
Series A-1, 5.00%, 1/01/13	7,320	7,800,119
State of New York, GO, Refunding,
Series C, 5.00%, 4/15/12	5,285	5,537,834
		130,599,340
North Carolina — 3.5%
County of Mecklenburg, GO, Refunding,
Series C, 5.00%, 2/01/13	9,400	10,151,248
County of Wake North Carolina, GO,
Refunding, Series C, 5.00%, 3/01/12	5,185	5,406,296
State of North Carolina, GO, Public
Improvement, Series A, 5.00%,
3/01/13	9,000	9,748,800
State of North Carolina, RB, Series A,
5.00%, 5/01/13	8,055	8,732,264
University of North Carolina at Chapel
Hill, RB, Series A, 4.00%, 2/01/13	1,605	1,682,939
		35,721,547
Ohio — 1.5%
Ohio Air Quality Development Authority,
Refunding PCRB, FirstEnergy,
Series D, Mandatory Put Bonds,
4.75%, 8/01/29 (a)	10,000	10,334,000
Ohio State University, Refunding RB,
Series A, 5.00%, 12/01/12	4,000	4,282,960
		14,616,960
Oregon — 0.7%
City of Portland Oregon, Refunding RB,
Second Lien, Series A, 5.00%,
3/01/14	4,950	5,497,767

	Par
Municipal Bonds	(000)	Value
Oregon (concluded)
County of Gilliam Oregon, RB, Waste
Management Inc. Project, Mandatory
Put Bonds, 1.70%, 10/01/18 (a)	$ 1,000	$ 1,000,460
		6,498,227
Pennsylvania — 6.1%
City of Philadelphia Pennsylvania,
Refunding RB, Series A (AGM), 5.00%,
6/15/13	9,000	9,649,350
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	8,067,055
First, Series A, 5.00%, 2/15/13	8,280	8,934,203
Commonwealth of Pennsylvania, GO,
Refunding:
5.00%, 7/15/12	2,500	2,644,625
Second Series (NPFGC), 5.00%,
7/01/12	13,000	13,731,380
Pennsylvania Economic Development
Financing Authority, RB:
Convention Center Project, Series A,
5.00%, 6/15/12	4,000	4,191,880
Waste Management Inc. Project,
2.75%, 9/01/13	4,250	4,269,763
Waste Management Inc. Project,
Mandatory Put Bonds, 2.63%,
12/01/33 (a)	3,500	3,515,015
Pennsylvania Higher Educational
Facilities Authority, RB, Series AH,
4.00%, 6/15/11	3,650	3,676,901
Pennsylvania Intergovernmental
Cooperation Authority, Special Tax
Bonds, Refunding, Philadelphia
Funding Program, 5.00%, 6/15/13	3,085	3,353,549
		62,033,721
South Carolina — 0.9%
South Carolina State Public Service
Authority, Refunding RB, Series A,
5.00%, 1/01/12	3,000	3,104,370
State of South Carolina, GO, State
Highway, Series B, 4.50%, 4/01/12	6,000	6,080,640
		9,185,010
Tennessee — 1.3%
County of Shelby Tennessee, GO,
Refunding, Series A (AMBAC), 5.00%,
4/01/12	4,000	4,184,480
Metropolitan Government of Nashville &
Davidson County Tennessee,
Refunding RB (NPFGC), 5.00%,
1/01/14	8,110	8,954,981
		13,139,461
Texas — 8.4%
City of Dallas Texas, GO, 5.00%,
2/15/12	4,775	4,966,382
City of El Paso Texas, Refunding RB,
Series A, 4.00%, 3/01/14	2,000	2,154,280
County of Harris Texas, Refunding RB,
Toll Road, Senior Lien, Series B-1
(NPFGC), 5.00%, 8/15/14	1,295	1,447,693
Dallas ISD, GO, Refunding, 4.50%,
2/15/12	6,000	6,207,120

4 BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011

BlackRock Short-Term Municipal Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Harris County Cultural Education
Facilities Finance Corp., Refunding
RB, Methodist Hospital System:
5.00%, 6/01/12	$ 3,450	$ 3,609,873
5.00%, 6/01/13	10,000	10,774,400
Harris County Health Facilities
Development Corp., Refunding RB, St.
Luke's Episcopal Hospital, Series A,
5.38%, 8/15/11 (b)	5,500	5,603,345
Lower Colorado River Authority,
Refunding RB, 5.00%, 5/15/13	6,000	6,482,220
Matagorda County Navigation District
No. 1, Refunding RB, AEP Texas
Central Co. Project, Mandatory Put
Bonds, 5.13%, 6/01/30 (a)	5,000	5,028,600
North Texas Tollway Authority, RB,
System, First Tier, Series L-2,
Mandatory Put Bonds, 6.00%,
1/01/38 (a)	3,700	3,971,062
State of Texas, GO, Refunding, Public
Finance Authority:
5.00%, 10/01/12	11,170	11,927,214
Series A, 5.00%, 10/01/12	3,500	3,737,265
Texas A&M University, RB, Financing
System, Series D, 5.00%, 5/15/13	3,325	3,619,296
Texas A&M University, Refunding RB,
Financing System, Series B, 5.00%,
5/15/12	4,000	4,203,880
Texas Public Finance Authority, RB,
Unemployment Compensation,
Series A, 5.00%, 7/01/13	10,000	10,927,500
		84,660,130
Utah — 0.7%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/13	1,400	1,519,392
State of Utah, GO, Series C, 3.00%,
7/01/12	5,500	5,676,715
		7,196,107
Virginia — 5.3%
County of Fairfax Virginia, GO,
Refunding, Public Improvement,
Series A, 5.25%, 4/01/12	3,940	4,132,981
County of Fairfax Virginia, GO, Series D,
5.00%, 10/01/13	10,000	11,046,700
Louisa IDA, RB, Virginia Electric &
Power Co. Project, Series A,
Mandatory Put Bonds, AMT,
2.50%, 3/01/31 (a)	20,000	20,212,200
Virginia Public Building Authority, RB:
Series B, 5.00%, 8/01/12	7,185	7,616,100
Series C, 5.00%, 8/01/12	1,000	1,060,000
Virginia Public School Authority, RB,
School Educational Technology Notes,
Series IX, 5.00%, 4/15/12	4,065	4,258,778
Virginia Public School Authority,
Refunding RB, Series A, 5.00%,
8/01/12	1,000	1,060,000
Virginia Resources Authority, Refunding
RB, Series A, 4.00%, 10/01/12	4,145	4,362,820
		53,749,579

	Par
Municipal Bonds	(000)	Value
Washington — 2.8%
City of Seattle Washington, GO,
Refunding, Limited Tax, Series B,
5.00%, 8/01/13	$ 5,000	$ 5,480,150
City of Seattle Washington, Refunding
RB, Improvement, Series B, 5.00%,
2/01/14	10,000	11,045,800
State of Washington, GO, Refunding,
Various Purpose, Series R-2011B,
5.00%, 7/01/14	10,000	11,193,900
		27,719,850
Total Long-Term Investments
(Cost – $967,946,115) – 96.4%		973,187,109
Short-Term Securities
Illinois — 2.0%
Regional Transit Authority, Refunding
RB, VRDN, ERS, Series B, 1.50% ,
6/01/25 (d)	20,000	20,000,000
Virginia — 0.7%
Louisa IDA, RB, Virginia Electric & Power
Co. Project, Series A, Mandatory Put
Bonds, AMT, VRDN, 1.38%,
9/01/30 (d)	7,000	7,000,000
	Shares
Money Market Fund — 0.0%
FFI Institutional Tax-Exempt Fund,
0.12% (e)(f)	352,475	352,475
Total Short-Term Securities
(Cost – $27,352,475) – 2.7%		27,352,475
Total Investments
(Cost – $995,298,590*) – 99.1%		1,000,539,584
Other Assets Less Liabilities – 0.9%		9,464,045
Net Assets – 100.0%		$ 1,010,003,629

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 995,298,590
Gross unrealized appreciation	$ 6,426,760
Gross unrealized depreciation	(1,185,766)
Net unrealized appreciation	$ 5,240,994

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Security is collateralized by Municipal or US Treasury obligations.
Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 5

BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2011 (concluded)

(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	June 30,	Net	March 31,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt
Fund	25,582,016	(25,229,541)	352,475	$ 58,224

(f) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1].	--	$ 973,187,109	—	$ 973,187,109
Short-Term
Securities	$ 352,475	27,000,000	—	27,352,475
Total	$ 352,475 $1,000,187,109		—	$ 1,000,539,584

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC. MARCH 31, 2011 6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 25, 2011